33. Noncurrent assets held for sale and discontinued operations (Details 3) - BRL (R$) R$ in Millions	5 Months Ended	12 Months Ended
	May 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
NonCurrentAssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Cash flow provided by (used in) operating activities		R$ 1,135	R$ 4,267	R$ 3,540
Net cash used in investing activities		(3,266)	(1,897)	(1,605)
Net cash used in financing activities		1,894	(1,641)	(3,726)
Increase (decrease) of cash and cash equivalents		R$ (237)	729	(1,791)
Via Varejo [Member]
NonCurrentAssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Cash flow provided by (used in) operating activities	R$ (2,640)		1,609	807
Net cash used in investing activities	(234)		(590)	(260)
Net cash used in financing activities	(651)		(867)	(1,018)
Increase (decrease) of cash and cash equivalents	R$ (3,525)		R$ 152	R$ (471)